Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

HV-6775 - PremierSolutions Cornerstone (Series II)

Supplement dated August 21, 2026 to Prospectus dated May 1, 2026

Effectively immediately, the following funds in the above-referenced product Prospectus are closed to new investors:

•Calamos Global Equity Fund - Class A
•DWS Capital Growth Fund - Class A
•DWS International Opportunities Fund - Class A
•Federated Hermes MDT Small Cap Value Fund - Class A
•Frost Growth Equity Fund - Investor Class
•Hartford Global Impact Fund – Class R4
•JPMorgan Large Cap Growth Fund - Class A
•Nuveen Dividend Growth Fund - Class A
•PGIM Jennison Natural Resources Fund - Class A
•Putnam Sustainable Leaders Fund - Class A
•Putnam U.S. Research Fund - Class A
•The Hartford High Yield Fund - Class R4
•Victory Diversified Stock Fund - Class A
•Virtus Ceredex Large-Cap Value Equity Fund - Class A
•Virtus NFJ International Value Fund - Class A
•Virtus Seix Total Return Bond Fund - Class A

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
2026-PROSUPP-17